SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] ¥ in Millions	Jul. 08, 2024 CNY (¥)
Jincheng Consumer Finance Sichuan Co Ltd [Member]
Subsequent Event [Line Items]
Expected proceeds from contributors	¥ 120.0
Percentage of registered capital	70.00%
Zhengzhou Airport Automobile Industry Co Ltd [Member]
Subsequent Event [Line Items]
Expected proceeds from contributors	¥ 50.0
Percentage of subsidiary registered capital	30.00%